Financial instruments risks	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks
39. Financial instruments risks
Presentation of Risk Management and Risk-Weighted
Assets
(RWA)
Strategies and processes
The General Risks Policy expresses the levels and types of risk the Group is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions.
To achieve its goals, the Group uses a management model with two principles for the decision-making process:

•	Prudence: Materialized in relation to the management of the various risks acknowledged by the Group.

•	Anticipation: Refers to the adaptation capacity of risk management.
This process aims to be adequate, sufficiently proven, duly documented and periodically reviewed based on the changes of the Group’s risk profile and the market.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list
of their functions:

•	Risks Management Unit.
•	Committees.

•	Control and Reporting Units.

•	Cross-Control Areas.
Risks Management Unit:
This is an area that is independent from the Bank’s business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up
and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:

•	Active management throughout the life of the risk.

•	Clear processes and procedures.

•	Integrated management of all risks through identification and quantification.

•	Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are the governance bodies through which risks are treated.
Internal Risk Control Units
The main responsibilities of the Internal Risks Control Units are: ensuring that there is a proper internal regulatory framework (a process and measures defined for each type of risk), controlling its application and operation, and ensuring an assessment of the existence of a control environment and its proper implementation and operation.
The area has a Models Validation team that ensures the adequate use of BBVA Argentina’s internal risk statistical models and which is responsible for issuing an informed and updated opinion on the proper use of such models.
Reporting Units
The Reporting Units are in charge of control procedures for risk, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management Unit for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.
Cross-Control Areas
The Group also has cross-control areas, such as: Internal Audit, Regulatory Compliance and Internal Control.
Risk Appetite Framework
Risk appetite is a key element which provides the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risk costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
The evaluation of the Group’s financial position under a severe but plausible scenario requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity.
Credit risk
It is the most important risk for the Group and includes counterparty risk, issuer risk, settlement risk and country risk management.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:

•	Expected growth per portfolio and product.

•	Evolution of default ratio.

•	Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks
Follow-Up
Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies in place, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels within the Group:

•	Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.

•	The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees.

•	Assessment of the repayment risk (asset liquidity) of the guarantees received.
Monitoring
The main monitoring procedures carried out by the various Banking areas are:

•
Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.

•
Maintenance of
pre-approved
limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved
limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up
of the evolution of the
pre-approved
limit amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.

•
Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.

•
Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolio risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.

Additionally, the following functions are carried out:

•	Monitoring of specific customers.

•	Monitoring of products.

•	Monitoring of units (branches, areas).

•	Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina also has a Recoveries Area within Risk Management to mitigate the severity of credit portfolios as well as to provide the results directly through collections of write-off
portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and to facilitate the entire process. The periodic reports are:

•	Progress of Risks.

•	Payment Schedules.

•	Ratings.

•	Dashboard.

•	Early Alerts System.

•	Quarterly tools follow-up sheet.

Exposure to credit risk
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2021 and 2020 is provided below:

Credit risk exposure	December 31, 2021	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	141,983,557	141,983,557	—	—

- BCRA unrestricted current account	141,983,557	141,983,557	—	—

Financial assets at amortized cost	573,356,152	496,373,462	67,361,957	9,620,733

- Debt securities	22,565,485	—	22,565,485	—

Wholesale	177,548,957	158,455,841	15,609,426	3,483,690

- Business	76,723,201	66,603,982	8,485,981	1,633,238
- Corporate and Investment Banking	57,469,155	49,418,485	6,320,490	1,730,180
- Institutional and international	1,388	995	50	343
- MSMEs	22,812,360	21,889,526	802,905	119,929
- Others	20,542,853	20,542,853	—	—

Retail	235,693,215	200,369,126	29,187,046	6,137,043

- Advances	626,264	412,038	117,735	96,491
- Credit cards	151,043,596	133,242,253	15,457,419	2,343,924
- Personal loans	40,349,507	31,560,189	6,063,168	2,726,150
- Pledge loans	17,784,374	16,985,401	357,412	441,561
- Mortgages	25,562,122	17,856,861	7,191,102	514,159
- Receivables from financial leases	321,015	306,623	210	14,182
- Others	6,337	5,761	—	576

Reverse repurchase agreements	137,548,495	137,548,495	—	—

- BCRA repos	137,548,495	137,548,495	—	—

Financial assets at fair value through other comprehensive income	167,039,478	109,052,845	57,986,633	—

- Debt securities	167,039,478	109,052,845	57,986,633	—

Total financial assets risk	882,379,187	747,409,864	125,348,590	9,620,733

Loan commitments and financial guarantees	89,022,589	82,516,583	6,467,260	38,746

Wholesale	16,935,420	14,559,614	2,366,930	8,876

- Business	7,805,531	6,678,894	1,121,400	5,237
- Corporate and Investment Banking	5,416,826	4,843,666	573,160	—
- Institutional and international	2,138,516	1,691,301	447,215	—
- MSMEs	1,574,547	1,345,753	225,155	3,639

Retail	72,087,169	67,956,969	4,100,330	29,870

- Advances	7,075,146	6,868,771	206,212	163
- Credit cards	64,568,415	60,774,215	3,765,007	29,193
- Mortgages	411,754	282,838	128,402	514
- Others	31,854	31,145	709	—

Total loan commitments and financial guarantees	89,022,589	82,516,583	6,467,260	38,746

Total credit risk exposure	971,401,776	829,926,447	131,815,850	9,659,479

Credit risk exposure	December 31, 2020	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	130,088,223	130,088,223	—	—
- BCRA unrestricted current account	130,088,223	130,088,223	—	—
Financial assets at amortized cost	520,140,163	452,691,622	59,242,643	8,205,898

Wholesale	192,272,548	170,466,499	17,407,294	4,398,755

- Business	95,621,686	86,511,449	7,031,341	2,078,896
- Corporate and Investment Banking	77,629,742	65,489,969	9,986,179	2,153,594
- Institutional and international	5,342	4,809	14	519
- MSMEs	14,872,282	14,363,355	343,181	165,746
- Others	4,143,496	4,096,917	46,579	—

Retail	253,622,600	207,980,108	41,835,349	3,807,143

- Advances	600,696	338,289	88,894	173,513
- Credit cards	163,607,070	131,845,039	30,287,816	1,474,215
- Personal loans	41,779,084	32,316,473	7,738,715	1,723,896
- Pledge loans	19,264,525	18,787,259	118,291	358,975
- Mortgages	28,016,348	24,340,030	3,600,399	75,919
- Receivables from financial leases	353,978	352,186	1,215	577
- Others	899	832	19	48

Reverse repurchase agreements	74,245,015	74,245,015	—	—

- BCRA repos	74,245,015	74,245,015	—	—

Financial assets at fair value through other comprehensive income	192,516,731	136,075,424	56,441,307	—

- Debt securities	192,516,731	136,075,424	56,441,307	—

Total financial assets risk	842,745,117	718,855,269	115,683,950	8,205,898

Loan commitments and financial guarantees	94,379,518	86,976,162	7,389,844	13,512

Wholesale	22,797,799	21,422,994	1,363,276	11,529

- Business	7,088,862	6,807,413	272,121	9,328
- Corporate and Investment Banking	8,576,144	8,248,211	327,205	728
- Institutional and international	6,363,672	5,630,780	732,892	—
- MSMEs	769,121	736,590	31,058	1,473

Retail	71,581,719	65,553,168	6,026,568	1,983

- Advances	7,504,050	7,357,531	146,430	89
- Credit cards	63,592,711	57,791,712	5,799,105	1,894
- Mortgages	437,271	390,530	46,741	—
- Others	47,687	13,395	34,292	—

Total loan commitments and financial guarantees	94,379,518	86,976,162	7,389,844	13,512

Total credit risk exposure	937,124,635	805,831,431	123,073,794	8,219,410

Information on the credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2021 and 2020 is provided below:

Credit quality analysis		December 31, 2021
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)		141,983,557

Total cash and cash equivalents		141,983,557

Wholesale
- Low risk		146,126,778
- Medium risk		41,292,892
- High risk		3,572,141
- Non performing		3,492,566

Total wholesale		194,484,377

Retail
- Low risk		233,760,286
- Medium risk		66,480,022
- High risk		1,373,163
- Non performing		6,166,913

Total retail		307,780,384

Reverse repurchase agreement
- BCRA repos	(CCC+)	137,548,495

Total reverse repurchase agreement		137,548,495

Debt securities
- BCRA Liquidity Bills	(CCC+)	107,693,328
- Government securities	(CC)	80,552,118
- Corporate bonds (B)		911,442
- Corporate bonds	(CCC+)	448,075

Total debt securities		189,604,963

Total credit risk exposure		971,401,776

Credit quality analysis	December 31, 2020
Cash and cash equivalents
- BCRA unrestricted current account (Low risk)	130,088,223

Total cash and cash equivalents	130,088,223

Wholesale
- Low risk	147,560,865
- Medium risk	40,038,038
- High risk	23,061,160
- Non performing	4,410,284

Total wholesale	215,070,347

Retail
- Low risk		211,975,032
- Medium risk	.	103,514,198
- High risk		5,905,963
- Non performing		3,809,126

Total retail		325,204,319

Reverse repurchase agreement
- BCRA repos	(CCC+)	74,245,015

Total reverse repurchase agreement		74,245,015

Debt securities
- BCRA Liquidity Bills	(CCC+)	135,681,602
- Government securities	(CC)	56,441,307
- Corporate bonds	(CCC+)	393,822

Total debt securities		192,516,731

Total credit risk exposure		937,124,635

Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina

•	Guarantees: It includes sureties or unsecured instruments.

•	Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.

•	Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.

•	Security interest: it includes guarantees based on tangible assets, which are classified as follows:

•
Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.

•
Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, be properly documented and approved by the Legal Services area.

Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantees, letters of credit and lines of credit through checking account overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident
companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the PD scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the relevant internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their PD were calculated by using as a reference the rating scales and default rates. These calculations establish the PD levels for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:

•	Interest rate risk: From exposure to changes in the various interest rate curves.

•
Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.

The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up
and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for the control and follow-up
of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:

•	Assets and liabilities Committee (ALCO).

•	Risk Management Committee (RMC).

•	Financial Risks Committee (FRC).

BBVA Argentina has many tools and systems to manage and
follow-up
market risk, to achieve effective risk control and treatment.
The main market risk metric is Value at Risk (“VaR”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include the follow-up
of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:

•	Argentine Government Securities.

•	BCRA Liquidity Bills

•	Corporate Bonds.

•	Foreign exchange spot.

•	Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2021	Year ended December 31, 2020
Average	222.66	226.41
Minimum	37.04	27.42
Maximum	504.43	431.58
Closing	88.76	225.50
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2021	Year ended December 31, 2020
Average	211.15	108.68
Minimum	5.75	6.97
Maximum	503.39	406.57
Closing	90.95	237.23

VaR foreign exchange rate	Year ended December 31, 2021	Year ended December 31, 2020
Average	43.11	187.62
Minimum	0.99	2.93
Maximum	157.89	377.09
Closing	1.29	137.98
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2021	As of December 31, 2021 (per currency)				Total as of December 31, 2020
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	149,812,068	144,643,571	4,991,239	37,497	139,761	173,513,526
Financial assets at fair value through profit or loss - Debt securities	—	—	—	—	—	949
Other financial assets	8,512,844	8,505,447	7,397	—	—	10,460,892
Loans and advances	19,033,920	19,001,344	32,576	—	—	42,155,402
Financial assets at fair value through other comprehensive income - Debt securities	2,148,773	2,148,773	—	—	—	—
Equity instruments	35,844	35,844	—	—	—	42,676

TOTAL ASSETS	179,543,449	174,334,979	5,031,212	37,497	139,761	226,173,445

LIABILITIES
Deposits	166,231,580	163,082,499	3,149,081	—	—	207,456,770
Other financial liabilities	10,274,557	9,825,251	432,107	—	17,199	15,677,370
Bank loans	508,751	508,751	—	—	—	3,412,396
Other liabilities	4,323,448	3,301,024	1,022,424	—	—	1,724,778

TOTAL LIABILITIES	181,338,336	176,717,525	4,603,612	—	17,199	228,271,314

Net assets	(1,794,887)	(2,382,546)	427,600	37,497	122,562	(2,097,869)

The notional amounts of the foreign currency term and forward transactions are presented below:

	December 31, 2021	December 31, 2020
Foreign Currency Forwards
Foreign currency forward purchases - US$	1,189,085	1,011,403
Foreign currency forward sales - US$	1,129,832	978,794
Foreign currency forward, net - US$	59,253	32,609
Foreign currency forward purchases - Euros	—	—

Foreign currency forward sales - Euros	11,432	6,834
Foreign currency forward, net - Euros	(11,432)	(6,834)

Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement,
follow-up
and control, the following stand out:

•	Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.

•	Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2021	December 31, 2020
Closing	0.95%	0.38%
Minimum	0.54%	0.17%
Maximum	1.34%	0.47%
Average	0.81%	0.34%
The following table shows the sensitivity of the financial margin (SFM), to
-100
basis points variation presented as a percentage of
12-month
forecast net interest income:
SFM
-100
bps

	December 31, 2021	December 31, 2020
Closing	0.97%	1.00%
Minimum	0.72%	0.56%
Maximum	1.22%	1.00%
Average	0.95%	0.82%
Liquidity and financing risk
Liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement,
follow-up
and control of this risk, management considers the following to be most relevant:

LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
Below are the Bank’s LtSCD ratios as of the dates indicated:

	December, 2021	December, 2020
LtSCD Closing	58,1%	62,5%
Max	61,8%	70,0%
Min	52,7%	62,5%
Avg	57,7%	66,6%
LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a
30-day
period.
Below are the Bank’s LCR ratios as the dates indicated:

	December, 2021	December, 2020
LCR Closing	320%	321%
Max	346%	354%
Min	304%	292%
Avg	320%	313%
The following charts shows the concentration of deposits as of December 31, 2021 and 2020:

	December 31, 2021		December 31, 2020
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	75,905,836	10.72%	71,017,639	9.84%
50 following largest customers	78,956,490	11.15%	60,685,373	8.41%
100 following largest customers	34,340,846	4.85%	38,411,205	5.32%
Rest of customers	519,133,013	73.28%	551,723,628	76.43%

TOTAL	708,336,185	100.00%	721,837,845	100.00%

The following chart show the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2021 and 2020:

	Assets (*)		Liabilities (*)
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Up to 1 month (**)	187,818,052	213,909,599	700,453,378	714,204,052
From more than 1 month to 3 month	57,212,107	56,163,098	35,849,052	39,471,310
From more than 3 month to 6 month	46,817,496	46,392,316	56,544,111	47,550,744
From more than 6 month to 12 month	46,923,113	50,017,719	2,981,056	4,254,662
From more than 12 month to 24 month	38,875,143	51,010,027	3,342,302	3,233,699
More than 24 months	64,677,955	65,882,381	3,671,794	6,407,841

TOTAL	442,323,866	483,375,140	802,841,693	815,122,308

(*)	These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(**)	The Bank has liquid assets such as cash and cash equivalents (Note 8), reverse repurchase agreements (Note 10.4) and BCRA liquidity bills (Note 14.1), among others, to settle its liabilities.
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2021	December 31, 2020
Up to 1 month	293,488,653	312,617,268
From more than 1 month to 3 month	1,379,251	1,057,811
From more than 3 month to 6 month	564,901	1,383,985
From more than 6 month to 12 month	545,896	4,251,525
From more than 12 month to 24 month	136,243	278,232
More than 24 months	632,380	959,232

TOTAL	296,747,324	320,548,053

The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2021 and 2020 are set forth below:

	December 31, 2021	December 31, 2020
Financial assets
Loans and advances	103,553,098	116,892,408
Debt securities	25,149,891	43,113,087
Other financial assets	7,902,076	—

Total	136,605,065	160,005,495

Financial liabilities
Other financial liabilities	4,311,667	6,530,148
Bank loans	2,576,621	2,579,467
Debt securities issued	100,595	500,786
Deposits	25,213	31,139

Total	7,014,096	9,641,540